Commitments and Contingencies - Details of Other Major contingencies (Detail)	12 Months Ended
Dec. 31, 2024
POSCO HOLDINGS INC. [member]
Disclosure of contingent liabilities [line items]
Description	POSCO HOLDINGS INC. has provided 3 blank checks to Korea Energy Agency as collateral for long-term foreign currency borrowings.
POSCO INTERNATIONAL Corporation [member]
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2024, POSCO INTERNATIONAL Corporation has provided 24 blank promissory notes and 18 blank checks to Korea Energy Agency and others as collateral for the guarantee on performance for contracts and others.
POSCO Eco & Challenge Co., Ltd
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2024, POSCO Eco & Challenge Co., Ltd. has provided 38 blank checks and 4 blank promissory notes as collateral for agreements and outstanding loans.
POSCO DX Co., Ltd.(formerly, POSCO ICT) [member]
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2024, POSCO DX Co., Ltd. has provided 7 blank checks to financial institutions as collateral for the guarantee on performance for contracts and others.